Related Party Transactions (Details Narrative) - Globallink Investment Inc [Member] - USD ($)								3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Dec. 13, 2021	Dec. 13, 2021	Dec. 09, 2021	Dec. 06, 2021	Aug. 19, 2021	Aug. 19, 2021	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Nov. 28, 2023	Nov. 07, 2023	Sep. 29, 2023	Sep. 05, 2023	Mar. 06, 2023
Related Party Transaction [Line Items]
Common stock, par value								$ 0.001	$ 0.001		$ 0.001	$ 0.001
Proceeds from issuance of common stock to Founder										$ (69,920,879)	$ (93,521,369)
Shares issued price per share													$ 10.82				$ 10.35
Related Party [Member]
Related Party Transaction [Line Items]
Administrative fees expense								$ 217,000	247,000		247,000
Sponsor [Member]
Related Party Transaction [Line Items]
Administrative fees expense	$ 10,000				$ 10,000			10,000	10,000		217,000	127,000
Other Affiliates [Member]
Related Party Transaction [Line Items]
Due to related parties								390,000	$ 390,000		390,000,000,000			$ 130,000	$ 130,000	$ 130,000
Working Capital Loans [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties								$ 1,500,000			$ 1,500,000
Conversion price								$ 10.00	$ 10.00		$ 10.00
Outstanding loans								$ 0	$ 0		$ 0	$ 0
Working Capital Loans [Member] | Related Party [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Due to related parties									$ 1,500,000
Promissory Notes [Member]
Related Party Transaction [Line Items]
Bear interest								6.00%	6.00%		6.00%
Private Placement Units [Member]
Related Party Transaction [Line Items]
Issuance of common stock		52,500	52,500	517,500			517,500
Shares issued price per share		$ 10.00	$ 10.00	$ 10.00		$ 10.00	$ 10.00
Proceeds from issuance of private placement		$ 525,000	$ 525,000	$ 5,175,000			$ 5,175,000
Founder [Member]
Related Party Transaction [Line Items]
Issuance of common stock						2,875,000
Common stock, par value						$ 0.001	$ 0.001
Proceeds from issuance of common stock to Founder						$ 25,000
Related party transaction, description of transaction						The Initial Stockholders have agreed, subject to limited exceptions, that 50% of these shares will not be transferred, assigned, sold or released from escrow until the earlier of six months after the date of the consummation of the Company’s initial Business Combination and the date on which the closing price of the Company’s common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after its initial Business Combination and the remaining 50% of the Founder Shares will not be transferred, assigned, sold or released from escrow until six months after the date of the consummation of the Company’s initial Business Combination, or earlier, in either case, if, subsequent to the Company’s initial Business Combination, the Company completes a liquidation, merger, stock exchange or other similar transaction which results in all of its stockholders having the right to exchange their shares of common stock for cash, securities or other property.